RELATED PARTIES BALANCES AND TRANSCATIONS	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS	RELATED PARTIES BALANCES AND TRANSACTIONS
23.1 – Related parties

The Company provides software and consultancy services to certain WPP subsidiaries and other related parties. WPP was a shareholder of the Company with significant influence, until it sold its shares of the Company on June 20, 2018. The Company also provides software services to Morgan Stanley, which holds a share over 5% on the Company as of December 31, 2019. As of December 31, 2020, Morgan Stanley didn't hold over 5% on the Company. Outstanding receivable balances as of December 31, 2020 and 2019 are as follows:

	As of December 31,
	2020	2019

Morgan Stanley Investment Management Inc.	—	91
Total	—	91

During the year ended December 31, 2020, the Company did not recognized revenues from operations with related parties.
During the year ended December 31, 2019 and 2018, the Company recognized revenues for 1,419 and 5,937, respectively, as follows:

	For the year ended December 31,
	2020	2019	2018

Grey Global Group Inc.(1)(*)	—	—	472
Group M Worldwide Inc.(1)(*)	—	—	102
JWT(1)(*)	—	—	204
Kantar Group(1)(*)	—	—	216
Kantar Retail(1)(*)	—	—	39
Ogilvy & Mather Brasil Comunication(1)(*)	—	—	82
JP Morgan Chase & Co.(2)(*)	—	—	1,784
JP Morgan Chase S.A.(2)(*)	—	—	48
JP Morgan Services Argentina S.R.L.(2)(*)	—	—	1,503
TNS(1)(*)	—	—	8
Morgan Stanley Investment Management Inc.(*)	—	1,257	964
Mercado Libre S.R.L.(*)	—	162	515
Total	—	1,419	5,937

(1) Subsidiaries part of WPP group.
(2) Subsidiaries part of JP Morgan Chase group.
(*) WPP and JP Morgan subsidiaries were no longer considered related parties as of December 31, 2019. Morgan Stanley and Mercado Libre S.R.L were no longer considered a related party as of December 31, 2020. As of those dates disclosure of revenues as related parties from these customers is not required.

23.2 – Compensation of key management personnel

The remuneration of directors and other members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2020	2019	2018

Salaries and bonuses	6,643	6,914	5,140
Total	6,643	6,914	5,140

The remuneration of directors and key executives is determined by the Board of Directors based on the performance of individuals and market trends.

During 2018, the Company granted 115,000 and 6,000 share options at a strike price of $46.00 and $50.92, respectively.
During 2018, the Company granted 93,000, 10,000 and 4,054 restricted stock units at a grant price of $46.00, $50.92 and $45.50, respectively.
During 2019, the Company granted 4,000 share options at a strike price of $52.10.
During 2019, the Company granted 82,800, 2,400 and 2,390 restricted stock units at a grant price of $87.44, $52.10 and $69.77, respectively.
During 2020, the Company granted 88,350, 895, 740 and 52,660 restricted stock units at a grant price of $130.99, $140.00, $170.00 and $189.53, respectively.